Label	Element	Value
Innovator U.S. Small Cap Power Buffer ETF™ - October | iShares Russell 2000 ETF, Expiration: 09/30/2026; Exercise Price: $2.42 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	104.00%
Innovator U.S. Small Cap Power Buffer ETF™ - October | iShares Russell 2000 ETF, Expiration: 09/30/2026; Exercise Price: $241.96 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.90%
Innovator U.S. Small Cap Power Buffer ETF™ - October | iShares Russell 2000 ETF, Expiration: 09/30/2026; Exercise Price: $205.67 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.70%)
Innovator U.S. Small Cap Power Buffer ETF™ - October | iShares Russell 2000 ETF, Expiration: 09/30/2026; Exercise Price: $283.53 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(5.50%)